Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,778,000
Previously Paid Amount	0.00
Total Fee Amount	8,117.24
Total Offset Amount	0.00
Net Fee	8,117.24
Narrative - Max Aggregate Offering Price	$ 58,778,000
Final Prospectus	true